Investment Instruments - Schedule of Unrealized Gains and Losses on the FVTOCI Portfolio (Detail) $ in Millions	Dec. 31, 2018 CLP ($)
Disclosure of financial assets [line items]
Fair Value	$ 2,657,154
IFRS9 [member]
Disclosure of financial assets [line items]
Acquisition cost	2,631,704
Unrealized Gains	37,344
Unrealized Losses	(11,894)
Fair Value	2,657,154
IFRS9 [member] | Time deposits in local banks [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	185,468
Unrealized Gains	70
Unrealized Losses	(37)
Fair Value	185,501
IFRS9 [member] | Chilean mortgage finance bonds[member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	50
Fair Value	50
IFRS9 [member] | Other local investments [member] | Other Chilean securities [member]
Disclosure of financial assets [line items]
Acquisition cost	4,001
Unrealized Gains	1,978
Fair Value	5,979
IFRS9 [member] | Foreign government and central bank instruments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	752,791
Unrealized Gains	24,505
Unrealized Losses	(7,603)
Fair Value	769,693
IFRS9 [member] | Other foreign investments [member] | Securities issued abroad [member]
Disclosure of financial assets [line items]
Acquisition cost	329,196
Unrealized Gains	5,741
Unrealized Losses	(2,377)
Fair Value	332,560
IFRS9 [member] | Chilean corporate bonds [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Acquisition cost	4,924
Unrealized Gains	5
Unrealized Losses	(20)
Fair Value	4,909
IFRS9 [member] | Other Financial instruments at fair value through Other Comprehensive Income [member] | Unquoted Securities In Active Markets [member]
Disclosure of financial assets [line items]
Acquisition cost	4,324
Unrealized Gains	2,054
Fair Value	6,378
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean Central Bank Securities [member]
Disclosure of financial assets [line items]
Acquisition cost	411,223
Unrealized Gains	533
Unrealized Losses	(325)
Fair Value	411,431
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Chilean treasury bonds[member]
Disclosure of financial assets [line items]
Acquisition cost	911,596
Unrealized Gains	2,458
Unrealized Losses	(1,013)
Fair Value	913,041
IFRS9 [member] | Chilean Central Bank and Government Securities [member] | Other government securities [member]
Disclosure of financial assets [line items]
Acquisition cost	28,131
Unrealized Losses	(519)
Fair Value	$ 27,612